APR-19-2007 10:17 From: [redacted] To:72027771030 P.2/2

07050822

CERTNAS

CIK 1383414

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

RECD S.E.C.
APR 1 9 2007
1086

1-33418

Gary Sundick
Vice President
Listings/Investigations

By Facsimile and First Class Mail

April 19, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
APR 2 4 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 19, 2007, The Nasdaq Stock Market (the "Exchange") received from PennantPark Investment Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END

JB